Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [abstract]
Cash and cash equivalents
6.	Cash and cash equivalents

(a)	This caption was made up as follows:

	2017	2016	2015
	S/(000)	S/(000)	S/(000)

Cash on hand	1,088	1,391	1,388
Cash at banks (b)	24,128	28,424	46,419
Short-term deposits (c)	24,000	50,400	110,200

	49,216	80,215	158,007

(b)	Cash at banks is cash denominated in local and foreign currencies, is deposited in local and foreign banks and is freely available. The demand deposits interest yield is based on daily bank deposit rates.

(c)	As of December 31, 2017, 2016 and 2015, short-term deposits held in local banks were freely available and earned interest at the respective short-term deposits rates. These short-term deposits, with original maturities of less than three months, were collected in January 2018, 2017 and 2016, respectively.

During the years 2017, 2016 and 2015, the term deposits generated interests of S/1,342,000, S/2,154,000 and S/2,587,000, respectively. See note 23. From these amounts S/159,000 and S/114,000 are pending of collection as of December 31, 2017 and 2016, respectively. See note 7(a).